Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			6 Months Ended		12 Months Ended
	Jul. 01, 2025	May 06, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction		28,750,000	725,000		725,000
Net proceeds from sale of units		$ 287,500,000
Sale of stock, price per share		$ 10	$ 10		$ 10
Proceeds from issuance initial public offering		$ 287,500,000
Proceeds from issuance of private placement				$ 7,250,000	$ 7,250,000
Transaction costs of stock		14,560,986	$ 14,560,986		14,560,986
Upfront discount on underwriters		5,750,000	5,750,000		5,750,000
Deferred underwriting fees		10,062,500	10,062,500		10,062,500
Other offering cost		557,236	557,236		557,236
Reimbursement of underwriters fee		1,808,750	1,808,750		1,808,750
Net amounts of withdrawn from working capital requirements			1,000,000		1,000,000
Amount to pay dissolution expenses and net of taxes payable		$ 100,000
Cash			426,052		2,412,564	$ 0
Remaining available permitted withdrawal for working capital deficit			0
Working capital surplus			304,667		2,774,738
Working capital loan			1,500,000		1,500,000
Withdrawn amount for working capital deficit					1,000,000
Maximum threshold limit renewed for withdrawal for working capital deficit			1,000,000
Maximum Threshold Limit Of Withdrawal For Working Capital Deficit			1,000,000		1,000,000
Cash [Member]
Business Description And Basis Of Presentation [Line Items]
Cash			$ 426,052		2,412,564
IPO [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction		28,750,000
Over-Allotment Option [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction		3,750,000
Private Placement [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction		725,000
Sale of stock, price per share		$ 10
Proceeds from issuance of private placement		$ 7,250,000
Common Class A [Member]
Business Description And Basis Of Presentation [Line Items]
Proceeds from issuance initial public offering					$ 287,500,000
Common Class A [Member] | IPO [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, price per share		$ 10
Common Class A [Member] | Over-Allotment Option [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction		3,750,000
Subsequent Event [Member]
Business Description And Basis Of Presentation [Line Items]
Net amounts of withdrawn from working capital requirements	$ 1,000,000
Withdrawn amount for working capital deficit	$ 1,000,000